VANECK MORTGAGE REIT INCOME ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 97.0%
Financial Services : 97.0%
AGNC Investment Corp. † 4,565,009 $ 44,691,438
Annaly Capital Management,
Inc. 2,293,746 46,356,607
Apollo Commercial Real Estate
Finance, Inc. 983,068 9,958,479
Arbor Realty Trust, Inc. 1,296,090 15,825,259
ARMOUR Residential REIT,
Inc. † 929,172 13,881,830
Blackstone Mortgage Trust,
Inc. † 849,587 15,640,897
BrightSpire Capital, Inc. † 1,017,293 5,523,901
Chicago Atlantic Real Estate
Finance, Inc. 198,812 2,542,805
Chimera Investment Corp. 651,835 8,617,259
Dynex Capital, Inc. † 1,073,099 13,188,387
Ellington Financial, Inc. † 835,283 10,841,973
Franklin BSP Realty Trust, Inc. 643,858 6,992,298
Invesco Mortgage Capital,
Inc. † 604,200 4,567,752
KKR Real Estate Finance Trust,
Inc. † 429,475 3,865,275
Ladder Capital Corp. 974,980 10,637,032
MFA Financial, Inc. 825,467 7,586,042
New York Mortgage Trust,
Inc. † 745,497 5,196,114
Number
of Shares Value
Financial Services (continued)
Orchid Island Capital, Inc. † 1,472,543 $ 10,322,526
PennyMac Mortgage
Investment Trust † 606,339 7,433,716
Ready Capital Corp. † 1,356,440 5,249,423
Redwood Trust, Inc. † 900,440 5,213,548
Rithm Capital Corp. 2,172,257 24,742,007
Starwood Property Trust, Inc. † 1,329,050 25,743,698
TPG RE Finance Trust, Inc. 530,776 4,543,442
Two Harbors Investment
Corp. † 803,746 7,932,973
Underline
Total Common Stocks
(Cost: $337,833,638) 317,094,681
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
11.1%
Money Market Fund: 11.1%
(Cost: $36,434,578)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 4.18%(a) 36,434,578 36,434,578
Total Investments: 108.1%
(Cost: $374,268,216) 353,529,259
Liabilities in excess of other assets: (8.1)% (26,555,239)
NET ASSETS: 100.0% $ 326,974,020
† Security fully or partially on loan. Total market value of securities on loan is $91,064,885.
(a) Rate shown is the 1-day yield as of 09/30/25.